Inventories (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Inventories [Abstract]
Write-down of inventories	$ 261	$ 268	$ 215